Document and Entity Information	Oct. 31, 2016
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	MFS SERIES TRUST XV
Central Index Key	0000764719
Amendment Flag	false
Document Creation Date	Jun. 01, 2017
Document Effective Date	Jun. 01, 2017
Prospectus Date	Feb. 28, 2017
MFS® Commodity Strategy Fund | A
Prospectus:
Trading Symbol	MCSAX
MFS® Commodity Strategy Fund | I
Prospectus:
Trading Symbol	MCSIX
MFS® Commodity Strategy Fund | R6
Prospectus:
Trading Symbol	MCSRX